Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
ReTo Eco-Solutions, Inc. ("RETO") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	British Virgin Islands
Ownership Percentage	100.00%
Ownership Percentage, description	Parent
REIT Holdings (China) Limited ("REIT Holdings") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Hong Kong, China
Ownership Percentage	100.00%
Beijing REIT Technology Development Co., Ltd. ("Beijing REIT") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Beijing, China
Ownership Percentage	100.00%
Ownership Percentage, description	WFOE,100%.
Gu'an REIT Machinery Manufacturing Co., Ltd. ("Gu'an REIT") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Gu'an, China
Ownership Percentage	100.00%
REIT Mingsheng Environment Protection Construction Materials (Changjiang) Co., Ltd. ("REIT Changjiang") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Changjiang, China
Ownership Percentage	100.00%
Beijing REIT Eco-Engineering Technology Co., Ltd. ("REIT Eco-Engineering") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Beijing, China
Ownership Percentage	100.00%
Langfang Ruirong Mechanical and Electrical Equipment Co., Ltd. ("Ruirong") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Langfang, China
Ownership Percentage	100.00%
Hainan REIT Construction Project Co., Ltd. ("REIT Construction") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	100.00%
REIT Xinyi New Materials Co., Ltd. ("REIT Xinyi") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Xinyi, China
Ownership Percentage	100.00%
Nanjing Dingxuan Environmental Protection Technology Development Co., Ltd. ("Dingxuan") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Nanjing, China
Ownership Percentage	100.00%
REIT Technology Development (America), Inc. ("REIT US") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	California, U.S.A
Ownership Percentage	100.00%
REIT Q GREEN Machines Private Limited ("REIT India") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	India
Ownership Percentage	51.00%
Xinyi REIT Ecological Technology Co, Ltd ("REIT Ecological") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Xinyi, China
Ownership Percentage	100.00%
Horgos Ta-REIT Environment Technology Co., Ltd., ("Horgos Ta-REIT")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Horgos, China
Ownership Percentage	100.00%
REIT Ecological Technology Co., Ltd. (“REIT Yancheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Yancheng, China
Ownership Percentage	100.00%
Lingqiu REIT Dongtian Ecological Technology Co., Ltd. (“REIT Lingqiu”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Datong, China
Ownership Percentage	51.00%